NET SALES (Tables)	12 Months Ended
Dec. 31, 2022
NET SALES
Schedule of net sales revenues

The net sales revenues for the year are composed of:

	2022	2021	2020
Gross sales	93,234,968	89,398,218	49,658,208
Taxes on sales	(8,372,931)	(8,987,882)	(4,377,135)
Discounts	(2,449,827)	(2,065,255)	(1,466,412)
Net sales	82,412,210	78,345,081	43,814,661